Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividends	$ 47,317
Net appreciation in fair value of investments	1,048,988
Total investment income	1,096,305
Interest income on notes receivable from participants	2,924
Assets transferred in	81,921
Other income	8
Contributions:
Participants	247,580
Employer	162,076
Participant rollovers	48,671
Total contributions	458,327
Total additions	1,639,485
Deductions
Benefit payments	510,007
Administrative expenses	3,004
Total deductions	513,011
Net increase	1,126,474
Net assets available for benefits:
Beginning of year	6,775,769
End of year	$ 7,902,243